Financial Risk Management and Fair Values of Financial Instruments - Schedule of Related Information of Natures of Assets and Liabilities (Details) - Recurring fair value measurement [member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	$ 81,646	$ 148,925
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(5,439,544)	(9,300,087)
Unlisted common stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	68,131	115,175
Unlisted preferred stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	13,515	33,750
Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(306,544)	(824,797)
Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities		(1,374,290)
Convertible promissory note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(5,133,000)	(7,101,000)
Level 1 [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(156,544)	(824,797)
Level 1 [Member] | Unlisted common stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets
Level 1 [Member] | Unlisted preferred stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets
Level 1 [Member] | Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(156,544)	(824,797)
Level 1 [Member] | Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 1 [Member] | Convertible promissory note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 2 [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	6,389	6,401
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities		(1,374,290)
Level 2 [Member] | Unlisted common stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	6,389	6,401
Level 2 [Member] | Unlisted preferred stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets
Level 2 [Member] | Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 2 [Member] | Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities		(1,374,290)
Level 2 [Member] | Convertible promissory note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 3 [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	75,257	142,524
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(5,283,000)	(7,101,000)
Level 3 [Member] | Unlisted common stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	61,742	108,774
Level 3 [Member] | Unlisted preferred stocks [Member]
Financial assets at fair value through other comprehensive income
Recurring fair value measurements assets	13,515	33,750
Level 3 [Member] | Warrants [member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	(150,000)
Level 3 [Member] | Contingent considerations [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities
Level 3 [Member] | Convertible promissory note [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements liabilities	$ (5,133,000)	$ (7,101,000)